Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings	Retained Earnings Impact of adoption of CECL	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance
Balances at beginning of period at Dec. 31, 2020	$ 389,522	$ 379,219	$ 339,353	$ 339,353	$ 40,145	$ (10,303)	$ 29,842	$ 10,024	$ 10,024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	62,895				62,895
Cash dividends declared	(18,155)				(18,155)
Repurchase of common stock	(17,269)		(17,269)
Issuance of common stock	61		61
Share based compensation	1,947		1,947
Share based compensation withholding obligation	(691)		(691)
Other comprehensive loss	(9,523)							(9,523)
Balances at end of period at Dec. 31, 2021	398,484		323,401		74,582			501
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	63,351				63,351
Cash dividends declared	(18,565)				(18,565)
Repurchase of common stock	(4,010)		(4,010)
Issuance of common stock	77		77
Share based compensation	2,143		2,143
Share based compensation withholding obligation	(620)		(620)
Other comprehensive loss	(93,264)							(93,264)
Balances at end of period at Dec. 31, 2022	347,596		320,991		119,368			(92,763)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	59,067				59,067
Cash dividends declared	(19,327)				(19,327)
Repurchase of common stock	(5,157)		(5,157)
Issuance of common stock	70		70
Share based compensation	2,229		2,229
Share based compensation withholding obligation	(650)		(650)
Other comprehensive loss	20,621							20,621
Balances at end of period at Dec. 31, 2023	$ 404,449		$ 317,483		$ 159,108			$ (72,142)